Certain risks and concentration - PRC Regulations OptAim Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 39,828	$ 19,401	$ 27,280
Accounts receivable, net	65,627	40,798
Other current assets	3,242	3,107
Total current assets	149,298	127,427
Non-current assets
Property and equipment, net	329	1,165
Intangible assets	7,247	10,600
Other non-current assets	232	284
Total non-current assets	57,960	61,395
Total assets	207,258	188,822
Current liabilities
Accounts payable	6,557	3,904
Deferred revenue	27,191	33,037
Accrued liabilities and other current liabilities	16,348	16,129
Total current liabilities	97,151	65,679
Non-current liabilities
Deferred tax liabilities	2,794	3,159
Total non-current liabilities	3,467	3,159
Total liabilities	100,618	68,838
OptAim VIE
Non-current assets
Total assets	5,706	7,867
Non-current liabilities
Total liabilities	3,121	6,819
VIE | OptAim VIE
Current assets
Cash and cash equivalents	1,865	1,585
Accounts receivable, net	2,357	5,553
Other current assets	604	552
Total current assets	4,826	7,690
Non-current assets
Property and equipment, net	9	14
Intangible assets	697
Other non-current assets	174	163
Total non-current assets	880	177
Total assets	5,706	7,867
Current liabilities
Accounts payable	45	29
Deferred revenue	1,300	5,986
Accrued liabilities and other current liabilities	1,776	804
Total current liabilities	3,121	6,819
Non-current liabilities
Deferred tax liabilities	238
Total non-current liabilities	238
Total liabilities	$ 3,359	$ 6,819